                 THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                   ON THE FORM 13F FILED ON NOVEMBER 15, 1999
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                                  THAT REQUEST
                             EXPIRED ON MAY 15, 2000

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999
                                              -------------------

Check here if Amendment [ X ]; Amendment Number: 2
                                                --
     This Amendment (Check only one.):      [  ] is a restatement.
                                            [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Chesapeake Partners Management Co., Inc.
Address:     1829 Reisterstown Road
             Suite 220
             Baltimore, Maryland  21208

Form 13F File Number:  28- 4120
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Mark D. Lerner
Title:       Vice President
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:


           /s/ Mark D. Lerner                           Baltimore, Maryland                May 15, 2000
           ----------------------------------------     ---------------------------------  ------------
                           [Signature]                            [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                           ------------

Form 13F Information Table Entry Total:    19
                                           ------------

Form 13F Information Table Value Total:    $264,743
                                           -------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                           FORM 13F INFORMATION TABLE


      COLUMN 1         COLUMN 2     COLUMN 3    COLUMN 4           COLUMN 5             COLUMN 6    COLUMN 7          COLUMN 8
      --------         --------     --------    --------           --------             --------    --------          --------
                       TITLE OF                  VALUE        SHRS OR    SH/   PUT/    INVESTMENT    OTHER        VOTING AUTHORITY
   NAME OF ISSUER       CLASS        CUSIP     (x$1000)       PRN AMT    PRN   CALL    DISCRETION   MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

Aerial Comm.            Common     007655103      1,259        46,400     SH              SOLE                 SOLE
------------------------------------------------------------------------------------------------------------------------------------

AHT Corporation         Common     00756H108      1,143       393,300     SH              SOLE                 SOLE
------------------------------------------------------------------------------------------------------------------------------------

Alza Corporation        Common     022615108     51,469     1,202,200     SH              SOLE                 SOLE
------------------------------------------------------------------------------------------------------------------------------------

Atlantic Richfield      Common     048825103     40,475       456,700     SH              SOLE                 SOLE
------------------------------------------------------------------------------------------------------------------------------------

All, Inc.            Common     05366B102      5,962       581,700     SH              SOLE                 SOLE
------------------------------------------------------------------------------------------------------------------------------------

Eastern Utilities       Common     277173100      1,201        40,200     SH              SOLE                 SOLE
------------------------------------------------------------------------------------------------------------------------------------

First Security Corp     Common     336294103      1,781        74,900     SH              SOLE                 SOLE
------------------------------------------------------------------------------------------------------------------------------------

General Dynamics        Common     369550108      8,360       133,900     SH              SOLE                 SOLE
------------------------------------------------------------------------------------------------------------------------------------

General Instruments     Common     370120107     26,827       558,900     SH              SOLE                 SOLE
------------------------------------------------------------------------------------------------------------------------------------

Jones Intercable        Common     480206200      6,163       114,000     SH              SOLE                 SOLE
------------------------------------------------------------------------------------------------------------------------------------

Michael Foods           Common     594079105      1,364        51,900     SH              SOLE                 SOLE
------------------------------------------------------------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE


      COLUMN 1         COLUMN 2     COLUMN 3    COLUMN 4         COLUMN 5               COLUMN 6    COLUMN 7         COLUMN 8
      --------         --------     --------    --------         --------               --------    --------         --------
                       TITLE OF                  VALUE         SHRS OR    SH/  PUT/    INVESTMENT    OTHER      VOTING   AUTHORITY
   NAME OF ISSUER       CLASS        CUSIP     (x$1000)        PRN AMT    PRN  CALL    DISCRETION   MANAGERS   SOLE    SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
New England Elec        Common     644001109       3,190        61,500     SH          SOLE                  SOLE

Omnipoint Corp.         Common     68212D102      41,375       740,500     SH          SOLE                  SOLE

Players International   Common     727903106         548        74,000     SH          SOLE                  SOLE

Reynolds Metals         Common     761763101      43,875       726,700     SH          SOLE                  SOLE

Sungard Data Systems    Common     867363103       4,309       163,749     SH          SOLE                  SOLE

Ventiv Health, Inc.     Common     922793104       4,806       486,732     SH          SOLE                  SOLE

Visio Corporation       Common     927914101       6,374       162,400     SH          SOLE                  SOLE

Waste Management        Common     94106L109      14,262       740,900     SH          SOLE                  SOLE